Apr. 29, 2020

BLACKROCK FUNDS V

BlackRock Emerging Markets Bond Fund

(the “Fund”)

Supplement dated August 5, 2020 to the Summary Prospectuses, Prospectuses

and the Statement of Additional Information (“SAI”) of the Fund,

each dated April 29, 2020, as supplemented to date

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

The sixth paragraph in the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Emerging Markets Bond Fund — Principal Investment Strategies of the Fund” and the sixth paragraph in the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Emerging Markets Bond Fund — Principal Investment Strategies of the Fund” are deleted in their entirety.

The risk factor entitled “Non-Diversification Risk” in the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Emerging Markets Bond Fund — Principal Risks of Investing in the Fund” and the risk factor entitled “Non-Diversification Risk” in the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Emerging Markets Bond Fund — Principal Risks of Investing in the Fund” are deleted in their entirety.